Earnings per share - basic and diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share - basic and diluted
Net earnings, Basic	$ 36,282	$ 55,086
Net earnings, Diluted	$ 36,282	$ 55,086
Weighted average shares outstanding, Basic	199,327,784	155,950,659
Weighted average shares outstanding, Diluted	199,519,312	155,950,659
Earnings per share - Basic	$ 0.18	$ 0.35
Earnings per share - Diluted	$ 0.18	$ 0.35